08.31 Fidelity Short-Term Bond Fund AMCIZ PRO-08 | Fidelity Short-Term Bond Fund
Fund Summary Fund/Class:<br/>Fidelity® Short-Term Bond Fund/Fidelity Advisor® Short-Term Bond Fund A, M, C, I, Z
Investment Objective
The fund seeks to obtain a high level of current income consistent with preservation of capital.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Short-Term Bond Fund} - 08.31 Fidelity Short-Term Bond Fund AMCIZ PRO-08 - Fidelity Short-Term Bond Fund	Fidelity Advisor Short-Term Bond Fund: Class A		Fidelity Advisor Short-Term Bond Fund: Class M		Fidelity Advisor Short-Term Bond Fund: Class C		Fidelity Advisor Short-Term Bond Fund: Class I	Fidelity Advisor Short-Term Bond Fund: Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	1.50%		1.50%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[2]	1.00%	[3]	none	none
[1]	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor® 401(k) Retirement Plan.
[2]	Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
[3]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Short-Term Bond Fund} - 08.31 Fidelity Short-Term Bond Fund AMCIZ PRO-08 - Fidelity Short-Term Bond Fund	Fidelity Advisor Short-Term Bond Fund: Class A	Fidelity Advisor Short-Term Bond Fund: Class M	Fidelity Advisor Short-Term Bond Fund: Class C	Fidelity Advisor Short-Term Bond Fund: Class I	Fidelity Advisor Short-Term Bond Fund: Class Z
Management fee	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) fees	0.15%	0.15%	1.00%	none	none
Other expenses	0.20%	0.22%	0.21%	0.21%	0.10%
Total annual operating expenses	0.65%	0.67%	1.51%	0.51%	0.40%
Fee waiver and/or expense reimbursement	none	none	none	none	0.04%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.65%	0.67%	1.51%	0.51%	0.36%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Short-Term Bond Fund} - 08.31 Fidelity Short-Term Bond Fund AMCIZ PRO-08 - Fidelity Short-Term Bond Fund - USD ($)	Fidelity Advisor Short-Term Bond Fund: Class A	Fidelity Advisor Short-Term Bond Fund: Class M	Fidelity Advisor Short-Term Bond Fund: Class C	Fidelity Advisor Short-Term Bond Fund: Class I	Fidelity Advisor Short-Term Bond Fund: Class Z
1 year	$ 215	$ 217	$ 254	$ 52	$ 37
3 years	355	361	477	164	123
5 years	507	518	824	285	219
10 years	$ 948	$ 972	$ 1,802	$ 640	$ 500

Hold Shares
Expense Example, No Redemption {- Fidelity Short-Term Bond Fund} - 08.31 Fidelity Short-Term Bond Fund AMCIZ PRO-08 - Fidelity Short-Term Bond Fund - USD ($)	Fidelity Advisor Short-Term Bond Fund: Class A	Fidelity Advisor Short-Term Bond Fund: Class M	Fidelity Advisor Short-Term Bond Fund: Class C	Fidelity Advisor Short-Term Bond Fund: Class I	Fidelity Advisor Short-Term Bond Fund: Class Z
1 Year	$ 215	$ 217	$ 154	$ 52	$ 37
3 Years	355	361	477	164	123
5 Years	507	518	824	285	219
10 Years	$ 948	$ 972	$ 1,802	$ 640	$ 500

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Managing the fund to have similar overall interest rate risk to the Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index.
  Normally maintaining a dollar-weighted average maturity of three years or less.
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	0.71%	December 31, 2018
Lowest Quarter Return	-0.37%	March 31, 2018
Year-to-Date Return	3.54%	September 30, 2019

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018

Average Annual Total Returns{- Fidelity Short-Term Bond Fund} - 08.31 Fidelity Short-Term Bond Fund AMCIZ PRO-08 - Fidelity Short-Term Bond Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity Advisor Short-Term Bond Fund: Class A | Return Before Taxes	(0.53%)	0.05%	Jul. 12, 2016
Fidelity Advisor Short-Term Bond Fund: Class A | After Taxes on Distributions	(1.16%)	(0.46%)	Jul. 12, 2016
Fidelity Advisor Short-Term Bond Fund: Class A | After Taxes on Distributions and Sales	(0.32%)	(0.19%)	Jul. 12, 2016
Fidelity Advisor Short-Term Bond Fund: Class M | Return Before Taxes	(0.54%)	0.04%	Jul. 12, 2016
Fidelity Advisor Short-Term Bond Fund: Class C | Return Before Taxes	(0.75%)	(0.16%)	Jul. 12, 2016
Fidelity Advisor Short-Term Bond Fund: Class I | Return Before Taxes	1.14%	0.81%	Jul. 12, 2016
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index(reflects no deduction for fees, expenses, or taxes)	1.60%	0.88%
[1]	From July 12, 2016 for Class A, Class M, Class C, and Class I.

08.31 Fidelity Short-Term Bond Fund AMCIZ PRO-08 | Fidelity Short-Term Bond Fund | Fidelity Advisor Short-Term Bond Fund: Class A
Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor® 401(k) Retirement Plan.
08.31 Fidelity Short-Term Bond Fund AMCIZ PRO-08 | Fidelity Short-Term Bond Fund | Fidelity Advisor Short-Term Bond Fund: Class M
Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
08.31 Fidelity Short-Term Bond Fund AMCIZ PRO-08 | Fidelity Short-Term Bond Fund | Fidelity Advisor Short-Term Bond Fund: Class C
On Class C shares redeemed less than one year after purchase.